Quarterly Report
July 31, 2020
MFS®  Global Growth Fund

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Airlines – 0.5%
Aena S.A. (a)	24,704	$3,219,310
Alcoholic Beverages – 3.0%
Diageo PLC	214,582	$7,867,668
Kweichow Moutai Co. Ltd.	18,867	4,536,460
Pernod Ricard S.A.	33,468	5,778,868
		$18,182,996
Apparel Manufacturers – 6.1%
Adidas AG (a)	45,452	$12,573,655
Burberry Group PLC	327,345	5,395,012
LVMH Moet Hennessy Louis Vuitton SE	20,097	8,731,744
NIKE, Inc., “B”	74,158	7,238,562
VF Corp.	46,525	2,808,249
		$36,747,222
Brokerage & Asset Managers – 1.5%
Blackstone Group, Inc.	63,606	$3,388,928
Charles Schwab Corp.	169,569	5,621,212
		$9,010,140
Business Services – 8.9%
Accenture PLC, “A”	69,079	$15,527,578
Brenntag AG	25,050	1,542,755
Cognizant Technology Solutions Corp., “A”	117,623	8,036,003
Equifax, Inc.	23,608	3,837,717
Experian PLC	48,339	1,703,376
Fidelity National Information Services, Inc.	68,024	9,952,591
Fiserv, Inc. (a)	80,939	8,076,903
Intertek Group PLC	35,631	2,520,194
Verisk Analytics, Inc., “A”	14,208	2,681,192
		$53,878,309
Cable TV – 1.8%
Comcast Corp., “A”	253,520	$10,850,656
Computer Software – 4.5%
Microsoft Corp.	132,221	$27,106,627
Computer Software - Systems – 2.4%
Apple, Inc.	34,022	$14,460,711
Construction – 2.1%
Otis Worldwide Corp.	98,295	$6,167,028
Sherwin-Williams Co.	9,960	6,453,283
		$12,620,311
Consumer Products – 6.5%
Church & Dwight Co., Inc.	99,538	$9,588,496
Colgate-Palmolive Co.	91,943	7,098,000
Estee Lauder Cos., Inc., “A”	19,885	3,928,083
Kose Corp.	56,700	5,704,566
L’Oréal S.A.	13,264	4,442,449
Reckitt Benckiser Group PLC	85,051	8,602,303
		$39,363,897

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.7%
Amphenol Corp., “A”	88,213	$9,329,407
Fortive Corp.	108,099	7,587,469
TE Connectivity Ltd.	58,918	5,247,826
		$22,164,702
Electronics – 4.7%
Analog Devices, Inc.	43,293	$4,972,201
Samsung Electronics Co. Ltd.	125,361	6,092,330
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	138,346	10,914,116
Texas Instruments, Inc.	51,393	6,555,177
		$28,533,824
Food & Beverages – 4.5%
Chr. Hansen Holding A.S.	7,631	$869,115
Danone S.A.	123,439	8,246,806
Nestle S.A.	122,353	14,495,804
PepsiCo, Inc.	24,581	3,383,820
		$26,995,545
Gaming & Lodging – 0.8%
Flutter Entertainment PLC	34,441	$5,171,051
General Merchandise – 1.7%
Dollarama, Inc.	283,804	$10,377,931
Health Maintenance Organizations – 0.8%
Cigna Corp.	29,037	$5,014,400
Insurance – 3.0%
AON PLC	51,654	$10,600,434
Marsh & McLennan Cos., Inc.	65,582	7,646,861
		$18,247,295
Internet – 13.8%
Alibaba Group Holding Ltd., ADR (a)	86,557	$21,727,538
Alphabet, Inc., “A” (a)	18,745	27,891,623
Baidu, Inc., ADR (a)	63,350	7,563,990
Naver Corp.	46,218	11,676,698
Tencent Holdings Ltd.	219,700	15,039,483
		$83,899,332
Leisure & Toys – 1.9%
Electronic Arts, Inc. (a)	80,385	$11,384,124
Machinery & Tools – 1.2%
Daikin Industries Ltd.	30,100	$5,292,641
Schindler Holding AG	8,537	2,159,313
		$7,451,954
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	20,754	$3,849,037
PRA Health Sciences, Inc. (a)	23,907	2,547,530
		$6,396,567
Medical Equipment – 9.8%
Abbott Laboratories	36,192	$3,642,363
Agilent Technologies, Inc.	72,905	7,022,939
Becton, Dickinson and Co.	35,256	9,918,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Boston Scientific Corp. (a)	243,295	$9,383,888
Danaher Corp.	27,294	5,562,517
Medtronic PLC	37,620	3,629,578
Mettler-Toledo International, Inc. (a)	3,103	2,901,305
Stryker Corp.	39,613	7,657,193
Thermo Fisher Scientific, Inc.	22,850	9,458,757
		$59,177,463
Other Banks & Diversified Financials – 5.5%
Credicorp Ltd.	18,551	$2,359,131
HDFC Bank Ltd.	619,861	8,557,292
Julius Baer Group Ltd.	68,319	3,010,261
Mastercard, Inc., “A”	13,639	4,208,041
Moody's Corp.	15,614	4,392,218
Visa, Inc., “A”	57,312	10,912,205
		$33,439,148
Pharmaceuticals – 2.5%
Bayer AG	93,989	$6,258,174
Roche Holding AG	26,671	9,218,417
		$15,476,591
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	45,581	$3,603,828
Railroad & Shipping – 2.6%
Adani Ports & Special Economic Zone Ltd.	527,181	$2,226,154
Canadian National Railway Co.	50,605	4,948,663
Canadian Pacific Railway Ltd.	31,331	8,621,665
		$15,796,482
Restaurants – 0.8%
Starbucks Corp.	67,159	$5,139,678
Specialty Chemicals – 1.4%
Croda International PLC	72,358	$5,445,145
Sika AG	14,802	3,259,227
		$8,704,372
Specialty Stores – 1.1%
Ross Stores, Inc.	40,029	$3,589,400
TJX Cos., Inc.	56,492	2,937,019
		$6,526,419
Total Common Stocks		$598,940,885
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.15% (v)	5,900,052	$5,900,642

Other Assets, Less Liabilities – 0.2%		1,030,882
Net Assets – 100.0%		$605,872,409
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,900,642 and $598,940,885, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$345,338,715	$—	$—	$345,338,715
China	33,827,988	15,039,483	—	48,867,471
Switzerland	9,218,417	22,924,605	—	32,143,022
United Kingdom	7,867,668	23,666,030	—	31,533,698
France	—	27,199,867	—	27,199,867
Canada	23,948,259	—	—	23,948,259
Germany	—	20,374,584	—	20,374,584
South Korea	17,769,028	—	—	17,769,028
Japan	—	10,997,207	—	10,997,207
Other Countries	30,850,627	9,918,407	—	40,769,034
Mutual Funds	5,900,642	—	—	5,900,642
Total	$474,721,344	$130,120,183	$—	$604,841,527
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,786,125	$104,796,735	$106,680,351	$(904)	$(963)	$5,900,642
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$53,747	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2020, are as follows:
United States	58.1%
China	8.1%
Switzerland	5.3%
United Kingdom	5.2%
France	4.5%
Canada	4.0%
Germany	3.4%
South Korea	2.9%
Japan	1.8%
Other Countries	6.7%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.